Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

At December 31, 2021 and 2020, property and equipment consisted of the following:

		December 31,	December 31,
	Useful life	2021	2020
Wi-Fi equipment	3 Years	$3,429,541	$6,578,575
Vehicles	5 Years	370,831	118,030
Office and other equipment	3 – 5 Years	6,471,712	741,622
		10,272,084	7,438,227
Less: accumulated depreciation and impairment		(4,689,604)	(6,923,864)
		$5,582,480	$514,363

For the years ended December 31, 2021, 2020 and 2019, depreciation expense amounted to $756,464, $140,001 and $394,907, respectively, of which $40,485, $ nil and $236,214, respectively, was included in cost of revenue, and $12,735, $6,360 and $10,283, respectively, was included in selling and marketing expenses and the remainder was included in general and administrative expense and research and development expenses.

The Company recognized an impairment loss on property and equipment of $nil, $ nil and $95,471 for the years ended December 31, 2021, 2020 and 2019, respectively, for idled Wi-Fi equipment.